Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document type	6-K
Document fiscal year focus	2021
Entity registrant name	ICON plc
Amendment flag	false
Document fiscal period focus	Q2
Entity central index key	0001060955
Current fiscal year end date	--12-31
Document period end date	Jun. 30, 2021